Related party transactions (Tables)	6 Months Ended
Jun. 30, 2017
Schedule of Related Party Transactions [Table Text Block]
Amounts due from affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2017	2016
Amounts due from affiliates	$4,169	$4,237

Amounts due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2017	2016
Amounts due to owners and affiliates	$615	$1,374

Revolving credit and seller’s credit due to owners and affiliates

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2017	2016
Revolving credit facility	$20,322	$8,622
Seller’s credit note	34,383	34,383
Revolving credit and seller’s credit due to owners and affiliates	$54,705	$43,005

Hoegh LNG and Subsidiaries [Member]
Schedule of Related Party Transactions [Table Text Block]
Amounts included in the consolidated statements of income for the three and six months ended June 30, 2017 and 2016 or capitalized in the consolidated balance sheets as of June 30, 2017 and December 31, 2016 are as follows:

	Three months ended		Six months ended
Statement of income:	June 30,		June 30,
(in thousands of U.S. dollars)	2017	2016	2017	2016
Revenues
Time charter revenue Höegh Gallant (1)	$11,232	11,945	23,146	$23,000
Operating expenses
Vessel operating expenses (2)	(5,147)	(3,733)	(10,543)	(7,043)
Hours, travel expense and overhead (3) and Board of Directors’ fees (4)	(648)	(857)	(1,678)	(1,474)
Interest income from joint ventures (5)	102	221	230	482
Interest expense and commitment fees to Höegh LNG (6)	(1,137)	(1,252)	(2,206)	(2,503)
Total	$4,402	6,324	8,949	$12,462

	As of
Balance sheet	June 30,	December 31,
(in thousands of U.S. dollars)	2017	2016
Equity
Cash contribution from Höegh LNG (7)	$1,009	$3,843
Issuance of units for Board of Directors' fees (4)	189	189
Other and contribution from owner (8)	305	426
Total	$1,503	$4,458

1)	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.
2)	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of other services and supplies.
3)
Hours, travel expense and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.

4)
Board of Directors’ fees: Effective May 22, 2017, a total of 9,805 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units. Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.

5)
Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.

6)
Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a seller’s credit note to finance part of the Höegh Gallant acquisition which incurs interest expense.

7)	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.
8)
Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer 21,500 phantom units in the Partnership. Related expenses are recorded as an administrative expense and as increase in equity.